CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of key metrics and ratios

	As at December 31	As at December 31
(In millions of dollars, except ratios)	2023	2022

Adjusted net debt [1,2,3]	43,134	21,184
Divided by: trailing 12-month adjusted EBITDA	8,581	6,393

Debt leverage ratio	5.0	3.3
[1] For the purposes of calculating adjusted net debt, we believe adjusting 50% of the value of our subordinated notes is appropriate as this methodology factors in certain circumstances with respect to priority for payment and this approach is commonly used to evaluate debt leverage by rating agencies.
[2] Effective in 2023, we amended our calculation of adjusted net debt such that we include our US dollar-denominated debt at the hedged foreign exchange rate. Our US dollar-denominated debt is 100% hedged and we believe this presentation is better representative of the economic obligations on this debt. Previously, our calculation of adjusted net debt had included a current fair market value of the net debt derivative assets.
[3] For the purposes of calculating adjusted net debt prior to closing the Shaw Transaction, we deducted our restricted cash and cash equivalents as these funds were raised solely to fund a portion of the cash consideration of the Shaw Transaction or, if the Shaw Transaction was not consummated, were to have been used to redeem the applicable senior notes excluding any premium. We therefore believe including only the underlying senior notes would not represent our view of adjusted net debt prior to the consummation of the Shaw Transaction or the redemption of the senior notes.

Trailing 12-month adjusted EBITDA reflects the combined results of Rogers including Shaw for the period since the Shaw Transaction closed in April 2023 to December 2023 and standalone Rogers results prior to April 2023.

Free cash flow
We use free cash flow to understand how much cash we generate that is available to repay debt or reinvest in our business, which is an important indicator of our financial strength and performance.

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Adjusted EBITDA	5	8,581	6,393
Deduct (add):
Capital expenditures [1]	8, 31	3,934	3,075
Interest on borrowings, net and capitalized interest	12	1,794	1,090
Cash income taxes [2]		439	455

Free cash flow		2,414	1,773
[1] Includes additions to property, plant and equipment net of proceeds on disposition and accrued government grants, but does not include expenditures for spectrum licences or additions to right-of-use assets, or assets acquired through business combinations.
[2] Cash income taxes are net of refunds received.

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Cash provided by operating activities		5,221	4,493
Add (deduct):
Capital expenditures	8, 31	(3,934)	(3,075)
Interest on borrowings, net and capitalized interest	12	(1,794)	(1,090)
Interest paid, net		1,780	1,054
Restructuring, acquisition and other	11	685	310
Program rights amortization	10	(70)	(61)
Change in net operating assets and liabilities	31	627	152
Other adjustments [1]	13, 25	(101)	(10)

Free cash flow		2,414	1,773
[1] Other adjustments consists of post-employment benefit contributions, net of expense, cash flows relating to other operating activities, and other investment income from our financial statements.

Available liquidity
Available liquidity fluctuates based on business circumstances. We continually manage, and aim to have sufficient, available liquidity at all times to help protect our ability to meet all our commitments (operationally and for maturing debt obligations), to execute our business plan (including to acquire spectrum licences or consummate acquisitions), to mitigate the risk of economic downturns, and for other unforeseen circumstances. As at December 31, 2023 and 2022, we had sufficient liquidity available to us to meet this objective.

Below is a summary of our total available liquidity from our cash and cash equivalents, bank credit facilities, letters of credit facilities, and short-term borrowings, including our receivables securitization program and our US dollar-denominated commercial paper (US CP) program.

Our non-revolving credit facility (term loan facility) that had an initial credit limit of $6 billion (see note 19) related to the Shaw Transaction is not included in available liquidity as we could only draw on that facility to partially fund the Shaw Transaction and the facility is fully drawn. Our Canada Infrastructure Bank credit agreement (see note 23) is not included in available liquidity as it can only be drawn upon for use in broadband projects under the Universal Broadband Fund, and therefore is not available for other general purposes.

As at December 31, 2023		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		800	—	—	—	800
Bank credit facilities [2]:
Revolving	23	4,000	—	10	151	3,839
Non-revolving	21	500	—	—	—	500
Outstanding letters of credit	23	243	—	243	—	—
Receivables securitization [2]	21	2,400	1,600	—	—	800

Total		7,943	1,600	253	151	5,939
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements.

As at December 31, 2022		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		463	—	—	—	463
Bank credit facilities [2]:
Revolving	23	4,000	—	8	215	3,777
Non-revolving	21	1,000	375	—	—	625
Outstanding letters of credit	23	75	—	75	—	—
Receivables securitization [2]	21	2,400	2,400	—	—	—

Total		7,938	2,775	83	215	4,865
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements.